Report Of The Directors Financial Review Risk Report - Movement In Impairment Allowances On Loans And Advances To Customers And Banks (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	$ (2,293,296)
Financial assets	(2,433,785)	$ (2,293,296)
– loans and advances to customers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	7,850	9,573
Amounts written off	(3,173)	(3,456)
Recoveries of loans and advances previously written off	644	627
Charge to income statement	1,992	3,350
Exchange and other movements	171	(2,244)
Financial assets	7,484	7,850
Banks | – loans and advances to customers | Accumulated impairment | Individually assessed
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	18
Amounts written off	0	(18)
Recoveries of loans and advances previously written off	0	0
Charge to income statement	0	0
Exchange and other movements	0	0
Financial assets	0	0
Customers | – loans and advances to customers | Accumulated impairment | Individually assessed
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,932	5,402
Amounts written off	(1,468)	(1,831)
Recoveries of loans and advances previously written off	119	107
Charge to income statement	1,114	1,831
Exchange and other movements	263	(577)
Financial assets	4,960	4,932
Customers | – loans and advances to customers | Accumulated impairment | Collectively assessed
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,918	4,153
Amounts written off	(1,705)	(1,607)
Recoveries of loans and advances previously written off	525	520
Charge to income statement	878	1,519
Exchange and other movements	(92)	(1,667)
Financial assets	$ 2,524	$ 2,918
Portfolio Concentration Risk | Financial Assets Excluding Equity Securities | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Concentration risk percentage	0.80%	0.80%
Portfolio Concentration Risk | Financial Assets Excluding Equity Securities | Banks | Accumulated impairment | Individually assessed
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Concentration risk percentage	0.00%	0.00%
Portfolio Concentration Risk | Financial Assets Excluding Equity Securities | Customers | Accumulated impairment | Individually assessed
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Concentration risk percentage	0.50%	0.60%
Portfolio Concentration Risk | Financial Assets Excluding Equity Securities | Customers | Accumulated impairment | Collectively assessed
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Concentration risk percentage	0.30%	0.30%